UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 202

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 202

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

June 30, 2015

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2015 (UNAUDITED)

To our Fellow Shareholders,

In the Frank Funds’ fiscal year ended June 30, 2015, we again witnessed a continued decline in market volatility, an increase in investor complacency, and a significant amount of stock-multiple expansion.  The US stock market did not experience a 10% correction in the fiscal year lulling investors into a false sense of security. Corporations continued with large buyback programs, boosting stock prices, while most companies refrained from full-time hiring or increasing capital expenditures, making it difficult to find growth.

Prolonged low interest rates are a boon to the world economy, though the benefit may purely be optical and in the short-term only. Rather than eliminate deficits and pay down debts, federal governments are viewing low interest rates on their debt as a ratification of status quo policies. Debts continue to increase at both the sovereign and corporate level, and when rates eventually rise, attempting to refinance these debts at higher rates will result in defaults. The retail investor returned to stocks in the past twelve months for the first time in several years. Unfortunately for active managers, this retail investor is purchasing passive index strategies en masse, boosting the index prices in a positive feedback cycle while, simultaneously, institutions continue net-selling, harming companies outside of the indices.

Leigh Baldwin Total Return Fund Portfolio Performance

Leigh Baldwin, the advisor to the Baldwin Fund, is pleased to report that during the last fiscal year; the fund has been re-classified by Morningstar as a market neutral fund rather than a long-short, which we feel is a more appropriate designation going forward.  For investors in the fund, our strategy remains essentially the same, to gain positive returns from equities in both appreciation and dividends, while simultaneously protecting them with the use of options.

The investment environment was essentially the same as in the prior fiscal year, where the fund experienced a 4.51% gain and if not for a maddening, sharp downfall in the energy sector which occurred in September 2014, the fund was on pace for positive gains during the most recent year.  As a result the fund lost 1.95% for the year ending June 2015, but is positive year to date and ahead of its benchmarks.

Going forward, the investment scene is all too familiar.  Like a broken record, we can report that interest rates remain doggedly low and volatility is also near record low levels.  As we have communicated in the past, the Baldwin fund is not directly correlated with stocks or bonds, but is a creature of higher trending interest rates and higher trending volatility, which are both currently at the opposite end of the spectrum.  We cannot predict the future, but we are confident that economic cycles do repeat themselves.

Positively impacting the fund over the past fiscal year was the takeover of Oneida Financial (ONFC) announced during the first quarter of 2015.  Large capital tech stocks like Netflix, Apple, Amazon, and Illumina contributed positively this past year.

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

The biggest negative to the fund was our bias to high dividend paying energy companies like Suncor and Freeport McMoran that even with downside protection in place, were a drag on performance.

As we head into the new investment year, there are, as always, threatening headlines around the world, most notably the recent volatility in China.  We believe the fund is well positioned to not only take advantage of individual situations, but to also be a safe haven if the market experiences a drawdown.  While the fact that we have gone 44 months without a 10% correction in US stocks is not lost on the managers, we are excited for the year to come.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Investor Class lost -0.06% for the fiscal year ended June 30, 2015, compared to a gain of 7.43% for its benchmark, the S&P 500 Total Return Index. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 8.17%, compared to a gain of 8.10% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Consumer Discretionary sector, driven primarily by stock allocation decisions. In the Consumer Discretionary sector, Francesca’s Holdings, an operator of a chain of retail boutiques, suffered from margin contraction and negative same store sales comparisons.  Francesca’s Holdings encountered competition and a tough retail environment which resulted in discounting of goods to clear inventory. A management change and strong balance sheet give Francesca’s the ability to bounce back. As such, the Value Fund continued to hold its stake in Francesca’s Holdings during the fiscal year ended June 30, 2015.

The Value Fund experienced a strong year in the Financial sector, driven by stock allocation decisions. In the Financial sector, Xoom Corp, a consumer to consumer money transfer service, posted revenue, operating income, and net income growth. The Value Fund continued to hold its position in Xoom, which returned 40% since being added to the portfolio.

Thank you for your investments.  We look forward to continue working with you.

Sincerely,

Brian Frank

President

Frank Funds Trust

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2015

FUND/INDEX	1-YEAR	3-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Investor Class	-0.06%	13.38%	15.46%	8.17%	8.17%	$23,602
S&P 500 Stock Index	7.43%	17.31%	17.33%	7.89%	8.10%	$23,456

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2015

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Institutional Class	0.21%	13.67%	12.48%	$17,289
S&P 500 Stock Index	7.43%	17.31%	14.90%	$19,091

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2015

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Class C	-0.78%	12.53%	12.97%	$17,882
S&P 500 Stock Index	7.43%	17.31%	15.80%	$20,119

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2015

FUND/INDEX	1-YEAR	3-YEAR	5-YEAR	SINCE INCEPTION	VALUE
Leigh Baldwin Fund	(1.95)%	(0.22)%	(0.02)%	(1.22)%	$ 9,185
S&P 500 Stock Index	7.43%	17.31%	17.33%	9.69%	$18,944
HFRX Equity Market Neutral Index	3.27%	2.17%	(0.19)%	(1.14)%	$ 9,238

    Cumulative Performance Comparison $10,000 Investment Since Inception

25,000
20,000
15,000
10,000
5,000
- 0
Leigh Baldwin Total Return Fund
S&P 500 Index
HFRX Equity Market Neutral Index
Inception Date: 8/1/2008
Aug-08
Oct-08
Dec-08
Feb-09
Apr-09
Jun-09
Aug-09
Oct-09
Dec-09
Feb-10
Apr-10
Jun-10
Aug-10
Oct-10
Dec-10
Feb-11
Apr-11
Jun-11
Aug-11
Oct-11
Dec-11
Feb-12
Apr-12
Jun-12
Aug-12
Oct-12
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials
2.16%
Technology
13.48%
Industrials
7.32%
Healthcare
4.39%
Cash Equivalents
43.16%
Financial Services
22.95%
Consumer Defensive
2.23%
Consumer Cyclical
4.31%

Sectors are based on Morningstar® classifications.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Closed End Mutual Fund
0.40%
Basic Materials
0.60%
Communication Services
4.02%
Cash Equivalent
3.00%
Technology
15.15%
Consumer Cyclical
23.70%
Industrials
18.18%
Consumer Defensive
5.16%
Energy
3.01%
Exchange Traded Funds
3.28%
Healthcare
22.89%
Financial Services
0.61%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

Shares		Value

COMMON STOCKS - 56.95%

Arrangement of Transportation - 3.21%
40,543	Roadrunner Transportation Systems, Inc. *	$ 1,046,009

Electronic Computers - 2.65%
23,331	Teradata Corp. *	863,247

Consumer Electronics - 2.74%
7,098	Apple, Inc.	890,267

Finance Services - 12.42%
57,181	Blackhawk Network Holdings, Inc. Class A *	2,355,857
80,189	Xoom Corp. *	1,688,379
		4,044,236
Fire, Marine & Casualty Insurance - 10.57%
13,900	Berkshire Hathaway, Inc. Class B *	1,891,929
53,115	Greenlight Capital Reinsurance, Ltd. Class A *	1,549,365
		3,441,294
Gold and Silver Ores - 2.17%
43,529	Goldcorp, Inc.	705,170

Retail-Apparel & Accessory Stores - 2.03%
49,106	Francesca's Holding Corp. *	661,458

Retail-Food Stores - 2.29%
19,983	Vitamin Shoppe, Inc. *	744,766

Services-Business Services, NEC - 3.19%
61,522	RPX Corp. *	1,039,722

Services-Educational Services - 2.23%
28,215	American Public Education, Inc. *	725,690

Services-Engineering, Accounting, Research, Management - 2.15%
13,208	Science Applications International Corp.	698,043

Services-Miscellaneous Business - 0.93%
93,506	Performant Financial Corp. *	302,960

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

Shares		Value

Services-Miscellaneous Health & Allied Services, NEC - 4.40%
25,878	IPC Healthcare, Inc. *	$ 1,433,382

Services-Prepackaged Software - 5.97%
44,014	Microsoft Corp.	1,943,218

TOTAL FOR COMMON STOCKS (Cost $15,665,742) - 56.95%		18,539,462

PUT OPTIONS - 0.00% *
Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Currency Shares Japanese Yen ETF (FXY)
40,000	September 2015 Put @ $69.00	-

	Japan 10 Year Bond Future (JBG)
5,000,000	August 2015 Put @ $141.00	-

	Total (Premiums Paid $6,589) - 0.00%	-

SHORT TERM INVESTMENT - 43.23%
14,075,705	Fidelity Institutional Money Market Portfolio 0.09% **	14,075,705
TOTAL FOR SHORT TERM INVESTMENT (Cost $14,075,705) - 43.23%		14,075,705

TOTAL INVESTMENTS (Cost $29,748,036) - 100.18%		32,615,167

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.18)%		(59,746)

NET ASSETS - 100.00%		$ 32,555,421

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

Shares		Value

COMMON STOCKS - 93.30%

Agricultural Chemicals - 0.63%
700	Potash Corporation of Saskatchewan, Inc.	$ 21,678

Aircraft - 0.81%
200	Boeing Co.	27,744

Apparel Stores - 5.33%
2,800	Lululemon Athletica, Inc. (Canada) *	182,840

Biological Products - 4.47%
1,000	Amgen, Inc.	153,520

Drawing & Insulating of Nonferrous Wire - 0.86%
1,500	Corning, Inc.	29,595

Farm Machinery & Equipment - 5.66%
2,000	Deere & Co.	194,100

Finance Services - 4.30%
10,000	Lendingclub Corp. *	147,500

Guided Missiles & Space Vehicles & Parts - 4.33%
800	Lockheed Martin Corp.	148,720

Heavy Construction - 0.93%
600	Fluor Corp.	31,806

Hospital & Medical Service Plans - 4.98%
1,400	Unitedhealth Group, Inc.	170,800

Hotels & Motels - 3.45%
1,200	Wynn Resorts, Inc.	118,404

Investment Advice - 0.64%
1,000	Apollo Global Management, LLC	22,150

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.36%
1,200	Eaton Corp. (Ireland)	80,988

Natural Gas Transmission - 0.83%
500	TC Pipelines L.P.	28,500

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.65%
400	Intuitive Surgical, Inc. *	$ 193,800

Petroleum Refining - 2.24%
2,800	Suncor Energy, Inc.	77,056

Pharmaceutical Preparations - 7.91%
600	Allergan Plc. *	182,076
800	Johnson & Johnson	77,968
2,000	MannKind Corp. *	11,380
		271,424
Radio & TV Broadcasting & Communications Equipment - 0.73%
400	Qualcomm, Inc.	25,052

Retail-Catalog & Mail-Order Houses - 5.06%
400	Amazon.com, Inc. *	173,636

Retail-Grocery Stores - 0.63%
800	Sprouts Farmers Market, Inc. *	21,584

Retail-Lumber & Other Building Materials Dealer - 4.53%
1,400	Home Depot, Inc.	155,582

Retail-Variety Stores - 4.55%
2,200	Wal-Mart Stores, Inc.	156,046

Services-Business Services - 4.55%
1,900	Alibaba Group Holding, Ltd. (China) *	156,313

Services-Computer Programming, Data Processing, Etc. - 7.14%
401	Google, Inc. *	208,725
1,000	Twitter, Inc. *	36,220
		244,945
Services-Personal Services - 0.69%
800	H&R Block, Inc.	23,720

Services-Prepackaged Software - 1.71%
3,000	3D Systems Corp. *	58,560

Services-Video Tape Rental - 3.83%
200	Netflix, Inc. *	131,388

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

Shares		Value

Surgical & Medical Instruments & Apparatus - 4.50%
1,000	3M Co.	$ 154,300

TOTAL FOR COMMON STOCKS (Cost $3,292,687) - 93.30%		3,201,751

CLOSED END MUTUAL FUND - 0.42%
1,041	Royce Value Trust, Inc.	14,356
TOTAL FOR CLOSED END MUTUAL FUND (Cost $15,156) - 0.42%		14,356

EXCHANGE TRADED FUNDS - 2.87%
12,000	Aberdeen Asia Pacific Fund	59,520
6,000	The Gamco Global Gold, Natural Resources & Income Trust	39,060
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $157,823) - 2.87%		98,580

EXCHANGE TRADED NOTE - 0.59%
1,000	iPath S&P 500 VIX Short Term Futures ETN *	20,140
TOTAL FOR EXCHANGE TRADED NOTE (Cost $21,715) - 0.59%		20,140

PUT OPTIONS - 5.12% *
Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	3D Systems Corp.
2,000	August 21, 2015 Put @ $23.00	7,880

	3M Co.
300	July 17, 2015 Put @ $160.00	1,836

	3M Co.
500	July 17, 2015 Put @ $165.00	4,850

	Allergan, Inc.
300	July 17, 2015 Put @ $280.00	330

	Allergan, Inc.
300	July 17, 2015 Put @ $305.00	1,875

	Alibaba Group Holding, Ltd.
800	July 31, 2015 Put @ $83.00	2,000

	Alibaba Group Holding, Ltd.
800	September 18, 2015 Put @ $90.00	7,416

* Non-income producing securities during the period.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

Shares Subject	Underlying Security	Value
to Put	Expiration Date/Exercise Price

	Amgen, Inc.
1,000	October 16, 2015 Put @ $170.00	$ 18,750

	Amazon.com, Inc.
400	October 16, 2015 Put @ $470.00	19,432

	Deere & Co.
1,000	July 31, 2015 Put @ $93.00	930

	Deere & Co.
1,000	September 18, 2015 Put @ $97.50	4,200

	Eaton Corp., Plc.
900	July 17, 2015 Put @ $70.00	2,340

	Google, Inc.
300	September 18, 2015 Put @ $570.00	15,540

	Home Depot, Inc.
300	July 17, 2015 Put @ $100.00	21

	Home Depot, Inc.
400	August 21, 2015 Put @ $100.00	236

	Home Depot, Inc.
700	August 21, 2015 Put @ $115.00	3,640

	Intuitive Surgical, Inc.
100	July 17, 2015 Put @ $490.00	1,130

	Intuitive Surgical, Inc.
200	July 17, 2015 Put @ $510.00	5,786

	Johnson & Johnson
700	July 17, 2015 Put @ $105.00	4,970

	Lendingclub Corp.
4,000	July 17, 2015 Put @ $16.00	6,600

	Lendingclub Corp.
5,000	July 17, 2015 Put @ $17.00	12,500

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015

Shares Subject	Underlying Security	Value
to Put	Expiration Date/Exercise Price

	Lockheed Martin Corp.
300	August 21, 2015 Put @ $190.00	$ 2,160

	Lockheed Martin Corp.
400	August 21, 2015 Put @ $195.00	3,960

	Luluemon Athletica, Inc.
1,400	July 17, 2015 Put @ $60.00	378

	Luluemon Athletica, Inc.
1,400	August 21, 2015 Put @ $65.00	3,934

	Netflix, Inc.
200	September 18, 2015 Put @ $700.00	14,240

	Suncor Energy, Inc.
2,000	July 17, 2015 Put @ $29.00	3,300

	Unitedhealth Group, Inc.
500	September 18, 2015 Put @ $115.00	1,385

	Unitedhealth Group, Inc.
700	September 18, 2015 Put @ $125.00	4,865

	Waste Management, Inc.
1,800	September 18, 2015 Put @ $75.00	9,018

	Wynn Resorts Ltd.
1,000	September 18, 2015 Put @ $105.00	10,250

	Total (Premiums Paid $158,641) - 5.12%	175,752

SHORT TERM INVESTMENT - 3.17%
108,738	Fidelity Government Fund Class-I 0.01% **	108,738
TOTAL FOR SHORT TERM INVESTMENT - (Cost $108,738) 3.17%		108,738

TOTAL INVESTMENTS (Cost $3,754,760) - 105.47%		3,619,317

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.47)%		(187,602)

NET ASSETS - 100.00%		$ 3,431,715

** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

JUNE 30, 2015

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

3D Systems Corp.
July 31, 2015 Call @ $21.50	2,000	$ 940

3M Co.
July 17, 2015 Call @ $160.00	500	245

3M Co.
July 17, 2015 Call @ $165.00	500	45

Alibaba Group Holding, Ltd.
July 17, 2015 Call @ $87.50	300	87

Alibaba Group Holding, Ltd.
July 31, 2015 Call @ $83.50	800	1,408

Alibaba Group Holding, Ltd.
July 31, 2015 Call @ $87.50	800	536

Allergan, Inc.
July 17, 2015 Call @ $280.00	300	7,770

Allergan, Inc.
July 17, 2015 Call @ $305.00	300	1,575

Amgen, Inc.
July 31, 2015 Call @ $165.00	1,000	1,150

Amazon.com, Inc.
August 21, 2015 Call @ $460.00	400	4,940

Apollo Global Management, LLC
September 18, 2015 Call @ $22.50	1,000	830

Boeing Co.
August 21, 2015 Call @ $145.00	200	320

Corning, Inc.
July 17, 2015 Call @ $21.00	1,500	120

* Non-income producing securities during the period.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Deere & Co.
July 31, 2015 Call @ $93.00	1,000	$ 6,100

Deere & Co.
July 31, 2015 Call @ $96.00	1,000	2,130

Eaton Corp., Plc.
July 17, 2015 Call @ $70.00	1,200	420

Fluor Corp.
July 17, 2015 Call @ $60.00	600	30

Google, Inc.
July 17, 2015 Call @ $550.00	100	205

Google, Inc.
July 17, 2015 Call @ $560.00	300	330

Home Depot, Inc.
August 21, 2015 Call @ $100.00	700	7,945

Home Depot, Inc.
August 21, 2015 Call @ $115.00	700	1,078

H&R Block, Inc.
July 17, 2015 Call @ $32.00	800	104

Intuitive Surgical, Inc.
July 17, 2015 Call @ $490.00	200	1,500

Intuitive Surgical, Inc.
July 17, 2015 Call @ $510.00	200	300

LendingClub Corp.
July 17, 2015 Call @ $17.00	5,000	500

LendingClub Corp.
August 21, 2015 Call @ $17.00	5,000	2,500

Lockheed Martin Corp.
August 21, 2015 Call @ $190.00	400	1,360

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Lockheed Martin Corp.
August 21, 2015 Call @ $195.00	400	$ 632

Johnson & Johnson
July 17, 2015 Call @ $105.00	800	48

Lululemon Athletica, Inc.
July 17, 2015 Call @ $60.00	1,400	7,280

Lululemon Athletica, Inc.
August 21, 2015 Call @ $65.00	1,400	4,284

Mannkind Corp.
August 21, 2015 Call @ $5.00	2,000	1,960

Netflix, Inc.
July 17, 2015 Call @ $680.00	200	4,700

Potash Corporation of Saskatchewan, Inc.
September 18, 2015 Call @ $32.00	700	602

Suncor Energy, Inc.
July 17, 2015 Call @ $29.00	2,800	560

TC Pipelines, L.P.
August 21, 2015 Call @ $60.00	500	525

Twitter, Inc.
July 17, 2015 Call @ $37.00	1,000	1,060

Qualcomm, Inc.
July 24, 2015 Call @ $64.50	400	496

Unitedhealth Group, Inc.
July 17, 2015 Call @ $115.00	700	5,565

Unitedhealth Group, Inc.
July 17, 2015 Call @ $125.00	700	1,379

Vanguard FTSE All-World ex-US Small Cap ETF
August 21, 2015 Call @ $21.00	1,000	2,050

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Wal-Mart Stores, Inc.
July 17, 2015 Call @ $80.00	400	$ 8

Wal-Mart Stores, Inc.
August 21, 2015 Call @ $75.00	1,800	900

Wynn Resorts Ltd.
July 31, 2015 Call @ $101.00	1,000	2,830

Wynn Resorts Ltd.
August 21, 2015 Call @ $105.00	200	594

Total (Premiums Received $103,516)		$ 79,941

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $29,748,036 and $3,754,760, respectively)	$ 32,615,167	$ 3,619,317
Cash Denominated in Foreign Currencies (Cost $862 and $0, respectively)	866	-
Cash	12,572	-
Receivables:
Dividends and Interest	1,602	3,077
Due from Adviser	-	18,890
Shareholder Subscriptions	54	8,000
Portfolio Securities Sold	-	183,289
Prepaid Expenses	-	582
Total Assets	32,630,261	3,833,155
Liabilities:
Covered Call Options Written at Value
(premiums received $0 and $103,516)	-	79,941
Payables:
Advisory Fees	26,917	-
Administrative Fees	6,797	-
Shareholder Redemptions	15,956	-
Portfolio Securities Purchased	-	291,910
Distributions Payable	-	748
Distribution Fees	25,170	13,557
Accrued Expenses	-	15,284
Total Liabilities	74,840	401,440

Net Assets	$ 32,555,421	$ 3,431,715

Net Assets Consist of:
Paid In Capital	$ 28,336,607	$ 4,185,731
Undistributed Net Investment Income (Loss)	(220,620)	14,363
Accumulated Realized Gain (Loss) on Investments	1,572,299	(656,511)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	2,867,135	(111,868)
Net Assets, for 2,303,987 and 468,140 Shares Outstanding, respectively	$ 32,555,421	$ 3,431,715

Net Asset Value Per Share		$ 7.33

Redemption Price Per Share ($7.33 x 0.98) *		$ 7.18

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2015

Investor Class:	Value Fund

Net Assets	$ 19,956,674
Shares outstanding (unlimited number of shares authorized with no par value)	1,407,908
Net Asset Value	$ 14.17
Redemption Price Per Share ($14.17 x 0.98) *	$ 13.89

Class C:

Net Assets	$ 3,728,429
Shares outstanding (unlimited number of shares authorized with no par value)	273,293
Net Asset Value	$ 13.64
Redemption Price Per Share ($13.64 x 0.98) *	$ 13.37

Institutional Class:

Net Assets	$ 8,870,318
Shares outstanding (unlimited number of shares authorized with no par value)	622,786
Net Asset Value	$ 14.24
Redemption Price Per Share ($14.24 x 0.98) *	$ 13.96

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2015

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2015

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 239,789	$ 135,185
Interest	19,038	32
Total Investment Income	258,827	135,217

Expenses:
Advisory Fees	470,695	15,628
Administration Fees	118,862	59,838
Transfer Agent Fees	-	12,488
Audit Fees	-	14,500
Distribution Fees	92,465	34,730
Legal Fees	-	570
Custody Fees	-	21,909
Printing and Mailing Expense	-	23
Registration Fees	-	635
Total Expenses	682,022	160,321
Fees Waived and Reimbursed by the Adviser	-	(99,544)
Net Expenses	682,022	60,777

Net Investment Income (Loss)	(423,195)	74,440

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,366,424	(26,851)
Realized Loss on Options	(9,421)	(69,150)
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	2,357,003	(96,001)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(1,811,697)	(109,227)
Options	(6,546)	62,515
Change in Unrealized Depreciation on Investments, Options and Foreign Currency Transactions	(1,818,243)	(46,712)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	538,760	(142,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 115,565	$ (68,273)

(a) net of foreign withholding taxes of $5,702 and $2,270 respectively.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2015	6/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (423,195)	$ (196,691)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	2,357,003	4,213,144
Unrealized Appreciation (Depreciation) on Investments, Options, and Foreign Currency Transactions	(1,818,243)	1,131,645
Net Increase in Net Assets Resulting from Operations	115,565	5,148,098

Distributions to Shareholders:
Net Investment Income	-	(5,591)
Realized Gains	(2,136,520)	(2,848,696)
Total Distributions Paid to Shareholders	(2,136,520)	(2,854,287)

Capital Share Transactions	(16,906,744)	30,828,442

Total Increase (Decrease) in Net Assets	(18,927,699)	33,122,253

Net Assets:
Beginning of Year	51,483,120	18,360,867

End of Year (Including Undistributed Net Investment Income (Loss) of $(220,620) and $0, respectively)	$ 32,555,421	$ 51,483,120

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2015	6/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 74,440	$ 63,313
Net Realized Loss on Investments and Options	(96,001)	(143,760)
Unrealized Appreciation (Depreciation) on Investments and Options	(46,712)	233,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,273)	152,821

Distributions to Shareholders:
Net Investment Income	(75,176)	(61,376)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(75,176)	(61,376)

Capital Share Transactions	80,237	(131,910)

Total Decrease in Net Assets	(63,212)	(40,465)

Net Assets:
Beginning of Period	3,494,927	3,535,392

End of Period (Including Undistributed Net Investment Income of $14,363 and $15,099, respectively)	$ 3,431,715	$ 3,494,927

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

					Period
	Years Ended				Ended
	6/30/2015	6/30/2014	6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 14.79	$ 13.38	$ 11.70	$ 11.58	$ 10.09

Income From Investment Operations:
Net Investment Income (Loss) *	(0.10)	(0.05)	0.05	0.03	0.02
Net Gain on Securities (Realized and Unrealized)	0.15	2.42	2.60	0.22	1.50
Total from Investment Operations	0.05	2.37	2.65	0.25	1.52

Distributions:
Net Investment Income	-	-	(0.03)	(0.02)	(0.03)
Realized Gains	(0.60)	(0.96)	(0.94)	(0.11)	-
Total from Distributions	(0.60)	(0.96)	(0.97)	(0.13)	(0.03)

Redemption Fees ****	-	-	-	-	-

Net Asset Value, at End of Period	$ 14.24	$ 14.79	$ 13.38	$ 11.70	$ 11.58

Total Return **	0.21%	17.83%	24.40%	2.28%	15.07%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,870	$ 23,630	$ 4,893	$ 2,132	$ 329
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.22%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.69)%	(0.31)%	0.42%	0.22%	0.26%	(a)
Portfolio Turnover	22.93%	81.29%	73.76%	43.48%	52.38%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** For the Period November 3, 2010 (commencement of investment operations) through June 30, 2011.

**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

					Period
	Years Ended				Ended
	6/30/2015	6/30/2014	6/30/2013	6/30/2012	6/30/2011	***

Net Asset Value, at Beginning of Period	$ 14.33	$ 13.11	$ 11.57	$ 11.52	$ 9.32

Income From Investment Operations:
Net Investment Loss *	(0.24)	(0.18)	(0.07)	(0.09)	(0.07)
Net Gain on Securities (Realized and Unrealized)	0.15	2.36	2.54	0.24	2.27
Total from Investment Operations	(0.09)	2.18	2.47	0.15	2.20

Distributions:
Net Investment Income	-	-	-	-	-	(a)
Realized Gains	(0.60)	(0.96)	(0.93)	(0.11)	-
Total from Distributions	(0.60)	(0.96)	(0.93)	(0.11)	-

Redemption Fees ****	-	-	-	-	-

Net Asset Value, at End of Period	$ 13.64	$ 14.33	$ 13.11	$ 11.57	$ 11.52

Total Return **	(0.78)%	16.69%	23.06%	1.50%	23.66%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,728	$ 3,281	$ 1,458	$ 1,908	$ 3,102
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.22%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.71)%	(1.30)%	(0.62)%	(0.77)%	(0.80)%	(b)
Portfolio Turnover	22.93%	81.29%	73.76%	43.48%	52.38%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** For the Period September 23, 2010 (commencement of investment operations) through June 30, 2011.

**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2015		6/30/2014		6/30/2013	6/30/2012		6/30/2011

Net Asset Value, at Beginning of Year	$ 14.76		$ 13.38		$ 11.71	$ 11.59		$ 8.40

Income From Investment Operations:
Net Investment Income (Loss) *	(0.14)		(0.08)		0.02	0.00	(a)	(0.01)
Net Gain on Securities (Realized and Unrealized)	0.15		2.42		2.59	0.23		3.20
Total from Investment Operations	0.01		2.34		2.61	0.23		3.19

Distributions:
Net Investment Income	-		-		(0.01)	-		-
Realized Gains	(0.60)		(0.96)		(0.93)	(0.11)		-
Total from Distributions	(0.60)		(0.96)		(0.94)	(0.11)		-

Redemption Fees ***	-	(a)	-	(a)	-	-		-

Net Asset Value, at End of Year	$ 14.17		$ 14.76		$ 13.38	$ 11.71		$ 11.59

Total Return **	(0.06)%		17.60%		24.00%	2.10%		37.98%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 19,957		$ 24,572		$ 12,010	$ 8,703		$ 9,008
Ratio of Expenses to Average Net Assets	1.49%		1.49%		1.49%	1.49%		1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.95)%		(0.54)%		0.17%	(0.02)%		(0.07)%
Portfolio Turnover	22.93%		81.29%		73.76%	43.48%		52.38%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/2015	6/30/2014	6/30/2013	6/30/2012	6/30/2011

Net Asset Value, at Beginning of Year	$ 7.64	$ 7.44	$ 7.78	$ 8.48	$ 8.53

Income From Investment Operations:
Net Investment Income *	0.16	0.14	0.13	0.06	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.31)	0.19	(0.37)	(0.57)	0.44
Total from Investment Operations	(0.15)	0.33	(0.24)	(0.51)	0.59

Distributions:
Net Investment Income	(0.16)	(0.13)	(0.10)	(0.09)	(0.12)
Realized Gains	-	-	-	(0.10)	(0.52)
Total from Distributions	(0.16)	(0.13)	(0.10)	(0.19)	(0.64)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.33	$ 7.64	$ 7.44	$ 7.78	$ 8.48

Total Return **	(1.95)%	4.51%	(3.07)%	(6.08)%	7.10%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,432	$ 3,495	$ 3,535	$ 3,807	$ 4,038
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.62%	4.17%	4.27%	4.23%	4.47%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72)%	(0.62)%	(0.85)%	(1.76)%	(0.99)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.80%	1.67%	0.72%	1.73%
Portfolio Turnover	660.84%	650.16%	463.44%	684.25%	759.21%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares.  The share classes vary in distribution (12b-1) fee accruals and minimal initial investment required.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There was $1 in redemption fees collected for the Value Fund, Investor Class shares, during the year ended June 30, 2015.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end for the Value Fund and quarterly for the Baldwin Fund.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015

foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Reclassifications: In accordance with GAAP, the Value Fund recorded a permanent book/tax difference of $202,575 from net investment loss to accumulated realized gain (loss) on investments. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Fair Value of Investments

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the

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Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

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In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

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Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

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Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

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Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price.  These securities will be categorized in level 2 of the fair value hierarchy if valued at other then closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2015:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 18,539,462	-	-	$ 18,539,462
Put Options	-	-	-	-
Short-Term Investments	14,075,705	-	-	14,075,705
Total	$ 32,615,167	-	-	$ 32,615,167

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,201,751	$ -	-	$ 3,201,751
Closed End Mutual Fund	14,356	-	-	14,356
Exchange Traded Funds	98,580	-	-	98,580
Exchange Traded Note	20,140	-	-	20,140
Put Options	164,082	10,950	-	175,752
Short-Term Investments	108,738	-	-	108,738
Total	$ 3,608,367	$ 10,950	-	$ 3,619,317
	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Call Options	$ 63,133	$ 16,808	-	$ 79,941
Total	$ 63,133	$ 16,808	-	$ 79,941

The Funds did not hold any Level 3 assets during the year ended June 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2015, Frank Capital earned management fees of $470,695 from the Value Fund.  As of June 30, 2015, the Value Fund owed Frank Capital $26,917 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2015 the Value Fund accrued $118,862 in administrative fees.  At June 30, 2015, the Value Fund owed $6,797 in administrative fees.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio

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of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the year ended June 30, 2015, LBC earned a fee of $15,628 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived and reimbursed the Baldwin Fund $99,544 for expenses during the year ended June 30, 2015. As of June 30, 2015, the LBC owed the Baldwin Fund $18,890 in reimbursement fees.  At June 30, 2015, the amounts subject to future recoupment are as follows:

 Fiscal Year Ended  Recoverable Through  Amount

 June 30, 2013                           June 30, 2016

                          $  93,594

 June 30, 2014                           June 30, 2017

                          $  84,975

 June 30, 2015                           June 30, 2018

                          $  99,544

Note 5. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2015, LBC was paid $29,875 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the year ended June 30, 2015, were $59,838.  At June 30, 2015, the Baldwin Fund owed $0 in administrative fees to Frank Capital.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2015, the Adviser owed the Fund $18,890.

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Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2015, was $28,336,607 and $4,185,731 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2014 through June 30, 2015		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	245,816	$ 3,571,818	1,244,216	$ 18,126,927
Shares reinvested	55,354	813,153	71,633	1,040,833
Redemption Fees	-	-	-	73
Shares redeemed	(558,488)	(8,061,583)	(548,070)	(8,037,537)
Net Increase (Decrease)	(257,318)	$ (3,676,612)	767,779	$ 11,130,150

Value Fund – Class C	July 1, 2014 through June 30, 2015		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	82,845	$ 1,159,565	163,003	$ 2,291,685
Shares reinvested	10,252	145,569	9,523	134,937
Shares redeemed	(48,781)	(675,441)	(54,752)	(809,132)
Net Increase	44,316	$ 629,693	117,774	$ 1,617,490

Value Fund – Institutional Class	July 1, 2014 through June 30, 2015		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	244,016	$ 3,571,503	1,396,859	$ 20,470,500
Shares reinvested	65,554	966,926	89,521	1,302,531
Shares redeemed	(1,284,569)	(18,398,254)	(254,366)	(3,692,229)
Net Increase (Decrease)	(974,999)	$ (13,859,825)	1,232,014	$ 18,080,802

Baldwin Fund	July 1, 2014 through June 30, 2015		July 1, 2013 through June 30, 2014

	Shares	Amount	Shares	Amount
Shares sold	26,083	$ 195,421	23,765	$ 179,363
Shares reinvested	8,523	63,244	6,783	51,450
Shares redeemed	(24,060)	(178,428)	(47,913)	(362,723)
Net Increase (Decrease)	10,546	$ 80,237	(17,365)	$ (131,910)

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Note 7. Options

Value Fund

As of June 30, 2015, the Value Fund held put options valued at $0.

Transactions in put options purchased during the year ended June 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2014	100,000	$ 1,030
Options purchased	790,700	14,980
Options expired	(840,300)	(9,421)
Options terminated	-	-
Options outstanding at June 30, 2015	50,400	$ 6,589

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2015, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Loss		Change in Unrealized
Written and	on Options	$ (9,421)	Appreciation/(Depreciation)	$(6,546)
Purchased			on Options

Baldwin Fund

As of June 30, 2015, the Baldwin Fund had outstanding written call options valued at $79,941.

Transactions in written call options during the year ended June 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2014	363	$ 17,635
Options written	6,489	972,734
Options exercised	(1,804)	(315,604)
Options expired	(2,400)	(177,106)
Options terminated in closing purchase transaction	(2,206)	(394,143)
Options outstanding at June 30, 2015	442	$ 103,516

As of June 30, 2015, the Baldwin Fund held put options valued at $175,752.

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Transactions in call and put options purchased during the year ended June 30, 2015, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2014	333	$ 21,447
Options purchased	3,272	714,009
Options exercised	(1,088)	(178,561)
Options expired	(1,165)	(201,629)
Options terminated	(1,045)	(196,625)
Options outstanding at June 30, 2015	307	$ 158,641

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$79,941	Investments in Securities	$175,752

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2015, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options	Realized Loss		Change in Unrealized
Written and	on Options	$(69,150)	Appreciation/(Depreciation)	$62,515
Purchased			on Options

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an

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option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 8. Investment Transactions

For the year ended June 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated

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$7,036,743 and $27,721,061, respectively.  Purchases and sales of options for the Value Fund aggregated $14,980 and $0, respectively.

For the year ended June 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $22,755,579 and $21,152,511, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $709,049 and $295,942, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $694,470 and $988,008, respectively.

Note 9. Tax Matters

Each Funds' tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at June 30, 2015, the following represents the tax basis capital gains and losses and undistributed ordinary income:

	Value Fund	Baldwin Fund

Undistributed ordinary income	$ 41,762	$ 14,363

Undistributed realized capital gain (loss)	$ 1,387,668	$ -

Short-term capital loss carryforward no expiration +	$ -	$ (524,703)
Long-term capital loss carryforward no expiration +	-	(45,876)
Total	$ -	$ (570,579)

Post-October capital loss deferrals realized between 11/1/2014 and 6/30/2015 *	$ -	$ 63,929

As of June 30, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 4,482,742	$ 101,451
Gross unrealized depreciation on investment securities	(1,693,459)	(235,323)
Net unrealized appreciation (depreciation) on investment securities	$ 2,789,283	$ (133,872)

Cost of investment securities, including Short Term investments **	$ 29,825,888	$ 3,776,755

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

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+ The capital loss carryforward will be used to offset any capital gains realized by the Baldwin Fund in future years through the expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Funds’ fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Funds paid the following distributions for the year ended June 30, 2015 and year ended June 30, 2014 were as follows:

Value Fund
Periods Ended	$ Amount	Tax Character
Institutional Class
6/30/2015	$ 136,532	Short-term capital gain
6/30/2015	$ 896,546	Long-term capital gain
6/30/2014	$ 571,129	Short-term capital gain
6/30/2014	$ 846,260	Long-term capital gain
6/30/2014	$ 3,006	Ordinary income

Class C
6/30/2015	$ 20,498	Short-term capital gain
6/30/2015	$ 134,604	Long-term capital gain
6/30/2014	$ 54,842	Short-term capital gain
6/30/2014	$ 81,264	Long-term capital gain

Investor Class
6/30/2015	$ 125,332	Short-term capital gain
6/30/2015	$ 823,008	Long-term capital gain
6/30/2014	$ 521,894	Short-term capital gain
6/30/2014	$ 773,307	Long-term capital gain
6/30/2014	$ 2,585	Ordinary income

Baldwin Fund
Periods Ended	$ Amount	Tax Character
6/30/2015	$ 75,176	Ordinary income
6/30/2014	$ 61,376	Ordinary income

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For the year ended June 30, 2015, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary Income	$ 282,362	$75,176
Realized Gains	$1,854,158	$ -
Total Distributions Paid	$2,136,520	$75,176

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 10. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2015, NFS, LLC owned approximately 89.28% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2015, NFS, LLC owned approximately 67.00% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 11. Distribution and Service Fees

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the year ended June 30, 2015, the Investor Class accrued $57,105 in distribution fees and Class C accrued $35,360 in distribution fees.  At June 30, 2015, the Value Fund owed $25,170 in distribution fees.

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the year ended June 30, 2015, the Baldwin Fund accrued $34,730 in 12b-1 fees. At June 30, 2015, the Baldwin Fund owed $13,557 in distribution fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Funds”), including the schedules of investments and schedule of call options written, as of June 30, 2015 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of June 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2015, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the respective years or periods presented in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

August 26, 2015

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$971.21	$7.28
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$968.06	$10.93
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$972.68	$6.07
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$1,005.98	$8.70
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2015 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 20, 2015.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2015.  The Frank Value Fund’s performance was compared to the S&P 500 Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance exceeded the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Investor Class net expense ratio is 1.49%, which is more than the 1.07% Morningstar peer group average.  They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.97%.  The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2014. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 20, 2015. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

 As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2015.  The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance slightly trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.75%, which is more than the 1.55% Morningstar peer group average.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 1.09%.  The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2014. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jason W. Frey, 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 36	Trustee since June 2004.	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012.
Hemanshu Patel 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 31	Trustee since January 2010.	Vice President, J. W. Childs Associates, private equity firm, November 2007 to present.
Andrea Nitta 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 33	Trustee since January 2010.	Assistant Controller, Radiology Affiliates Imaging, March 2015 to present; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 33	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 781 Crandon Blvd., Unit 602 Key Biscayne, FL 33149 Age: 46	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

For the year ended June 30, 2015, the independent trustees were paid a total of $3,400.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2015

$ 19,500

FY 2014

$ 19,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2015

$ 3,800

$ 0

FY 2014

$ 3,400

$ 0

Nature of the fees:

Preparation of tax returns

(d)

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

All Other Fees

Registrant

Adviser

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2015

$ 3,800

$ 0

FY 2014

$ 3,400

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2015 (UNAUDITED)

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 2, 2015